Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income	$ 71,922	$ 169,649	$ 372,111	$ 305,232	$ 317,676
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	126,311	123,199	250,028	225,261	211,104
Stock-based compensation	6,162	7,506	29,647	29,443	9,599
Amortization included in interest expense	2,878	2,670	5,365	4,920	5,120
Gain on disposition of assets and investments	(3,519)	(5,161)	(7,241)	7,233	(4,664)
Loss on extinguishment of debt	18,184			15,429	71
Deferred tax benefit	(1,313)	(15,121)	(14,130)	1,538	804
Provision for doubtful accounts	8,331	4,657	10,608	7,985	6,762
Decrease (increase) in:
Receivables	13,772	(19,103)	(28,357)	(33,292)	(17,524)
Prepaid lease expenses	623	20,173	275	(5,433)	309
Other assets	(7,179)	(11,108)	(11,257)	2,828	(8,410)
(Decrease) increase in:
Trade accounts payable	(25)	1,520	700	1,366	309
Accrued expenses	(12,012)	(13,528)	(1,597)	(6,292)	(9,508)
Operating lease liabilities	(8,735)	(45,836)	9,102
Other liabilities	(4,723)	17,532	15,611	8,628	(4,632)
Net cash provided by operating activities	210,677	237,049	630,865	564,846	507,016
Cash flows from investing activities:
Acquisitions	(26,153)	(78,141)	(226,278)	(477,389)	(297,305)
Capital expenditures	(36,274)	(60,560)	(140,956)	(117,638)	(109,329)
Proceeds from disposition of assets and investments	4,750	2,100	5,438	6,648	6,053
Increase of notes receivable		(544)	(448)	9	515
Proceeds received from property insurance claims			210	4,222
Net cash used in investing activities	(57,677)	(137,145)	(362,034)	(584,148)	(400,066)
Cash flows from financing activities:
Cash used for purchase of treasury stock	(10,124)	(8,682)	(8,882)	(4,112)	(8,997)
Net proceeds from issuance of common stock	5,648	15,612	44,262	62,662	26,684
Principal payments on long term debt	(182)	(14,421)	(34,471)	(27,328)	(16,993)
Borrowings on long term debt	8,750
Payments on revolving credit facility	(805,000)	(375,000)	(625,000)	(481,000)	(477,000)
Proceeds received from revolving credit facility	655,000	220,000	495,000	563,000	495,000
Redemption of senior subordinated notes	(519,139)			(509,790)
Proceeds received from note offering	1,400,000	255,000	255,000
Proceeds received from accounts receivable securitization program		9,000	9,000	175,000
Payments on accounts receivable securitization program	(175,000)	(9,000)	(9,000)
Proceeds received from senior credit facility term loans	598,500			599,250	450,000
Payments on senior credit facility term loans	(978,097)				(247,500)
Debt issuance costs	(30,112)	(4,435)	(4,463)	(7,616)	(4,941)
Distributions to non-controlling interest	(882)	(285)	(621)	(541)	(693)
Dividends/distributions	(151,265)	(192,136)	(385,182)	(443,088)	(244,201)
Net cash used in financing activities	(1,903)	(104,347)	(264,357)	(73,563)	(28,641)
Effect of exchange rate changes in cash and cash equivalents	(192)	203	220	(1,112)	1,632
Net increase (decrease) in cash and cash equivalents	150,905	(4,240)	4,694	(93,977)	79,941
Cash and cash equivalents at beginning of period	26,188	21,494	21,494	115,471	35,530
Cash and cash equivalents at end of period	177,093	17,254	26,188	21,494	115,471
Supplemental disclosures of cash flow information:
Cash paid for interest	68,784	66,968	139,585	136,711	123,213
Cash paid for foreign, state and federal income taxes	3,175	9,260	14,449	8,563	12,640
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Cash flows from operating activities:
Net income	72,151	169,847	372,540	305,631	318,058
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	126,311	123,199	250,028	225,261	211,104
Stock-based compensation	6,162	7,506	29,647	29,443	9,599
Amortization included in interest expense	2,878	2,670	5,365	4,920	5,120
Gain on disposition of assets and investments	(3,519)	(5,161)	(7,241)	7,233	(4,664)
Loss on extinguishment of debt	18,184			15,429	71
Deferred tax benefit	(1,313)	(15,121)	(14,130)	1,538	804
Provision for doubtful accounts	8,331	4,657	10,608	7,985	6,762
Decrease (increase) in:
Receivables	13,772	(19,103)	(28,357)	(33,292)	(17,524)
Prepaid lease expenses	623	20,173	275	(5,433)	309
Other assets	(7,179)	(11,108)	(11,257)	3,270	(8,410)
(Decrease) increase in:
Trade accounts payable	(25)	1,520	700	1,366	309
Accrued expenses	(12,012)	(13,528)	(1,597)	(6,292)	(9,416)
Operating lease liabilities	(8,735)	(45,836)	9,102
Other liabilities	(32,876)	(5,371)	(10,743)	(19,974)	(27,882)
Net cash provided by operating activities	182,753	214,344	604,940	537,085	484,240
Cash flows from investing activities:
Acquisitions	(26,153)	(78,141)	(226,278)	(477,389)	(297,305)
Capital expenditures	(36,274)	(60,560)	(140,956)	(117,638)	(109,329)
Proceeds from disposition of assets and investments	4,750	2,100	5,438	6,648	6,053
Increase of notes receivable		(544)	(448)	9	515
Proceeds received from property insurance claims			210	4,222	0
Net cash used in investing activities	(57,677)	(137,145)	(362,034)	(584,148)	(400,066)
Cash flows from financing activities:
Principal payments on long term debt	(182)	(14,421)	(34,471)	(27,328)	(16,993)
Borrowings on long term debt	8,750
Payments on revolving credit facility	(805,000)	(375,000)	(625,000)	(481,000)	(477,000)
Proceeds received from revolving credit facility	655,000	220,000	495,000	563,000	495,000
Redemption of senior subordinated notes	(519,139)			(509,790)
Proceeds received from note offering	1,400,000	255,000	255,000
Proceeds received from accounts receivable securitization program		9,000	9,000	175,000
Payments on accounts receivable securitization program	(175,000)	(9,000)	(9,000)
Proceeds received from senior credit facility term loans	598,500			599,250	450,000
Payments on senior credit facility term loans	(978,097)				(247,500)
Debt issuance costs	(30,112)	(4,435)	(4,463)	(7,616)	(4,941)
Distributions to non-controlling interest	(882)	(285)	(621)	(541)	(693)
Dividend to parent	(161,208)	(200,636)	(393,700)	(446,744)	(252,925)
Contributions from parent	33,391	38,135	69,822	89,967	49,187
Net cash used in financing activities	26,021	(81,642)	(238,433)	(45,802)	(5,865)
Effect of exchange rate changes in cash and cash equivalents	(192)	203	221	(1,112)	1,632
Net increase (decrease) in cash and cash equivalents	150,905	(4,240)	4,694	(93,977)	79,941
Cash and cash equivalents at beginning of period	25,688	20,994	20,994	114,971	35,030
Cash and cash equivalents at end of period	176,593	16,754	25,688	20,994	114,971
Supplemental disclosures of cash flow information:
Cash paid for interest	68,784	66,968	139,585	136,711	123,213
Cash paid for foreign, state and federal income taxes	$ 3,175	$ 9,260	$ 14,449	$ 8,563	$ 12,640